Risk Management - Economic uncertainty adjustments and Other adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ (1,232,975)	£ (1,204,773)
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	4,034	3,860
Retail mortgages
Disclosure of financial assets [line items]
Financial assets	(4,952)	(4,956)
Retail mortgages | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	33	41	£ 360
Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(20,527)	(19,749)
Retail credit cards | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	2,586	2,557	2,776
Corporate loans
Disclosure of financial assets [line items]
Financial assets	(121,179)	(116,204)
Corporate loans | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	966	791	£ 836
Post-model adjustment | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	81
Other adjustments | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	118	(29)
Other adjustments | Retail mortgages | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	8	3
Other adjustments | Retail credit cards | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	87	(23)
Other adjustments | Corporate loans | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	24	(6)
Other adjustments | Debt securities | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	£ 0	£ (7)